SEWARD & KISSEL LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184


                                                  July 6, 2015

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

       Re:   AB Cap Fund, Inc.
             -  AB All Market Growth Portfolio
             File Nos. 2-29901 and 811-01716
             ---------------------------------

Ladies and Gentlemen:

            On behalf of AB All Market Growth Portfolio (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Fund's Prospectus offering Class A, Class C, Class R, Class K, Class I, Class Z and Advisor Class shares and Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on June 29, 2015.

            A copy of the Prospectus of the Fund offering Class A, Class C, Class Z and Advisor Class shares was filed under Rule 497(c) on July 1, 2015. A copy of the Prospectus of the Fund offering Class 1 and Class 2 shares will be filed under Rule 497(c) today.

            Please call me at the above-referenced number if you have any questions regarding the attached.

                                                  Sincerely,

                                                  /s/ Mark F. Samra
                                                  -----------------
                                                      Mark F. Samra

cc: Kathleen K. Clarke